              As filed with the Securities and Exchange Commission
                         on or about December 30, 1996

                                        Securities Act Registration No. 33-61358
                                Investment Company Act Registration No. 811-7656
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington D.C.  20549

                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     [ ]
Pre-Effective Amendment No. _______                                         [ ]
Post-Effective Amendment No.   9                                            [X]
                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940             [ ]
Amendment No.   11                                                          [X]
                        (Check appropriate box or boxes)

                     STRONG CONSERVATIVE EQUITY FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)

          100 HERITAGE RESERVE
       MENOMONEE FALLS, WISCONSIN                                        53051
(Address of Principal Executive Offices)                              (Zip Code)

      Registrant's Telephone Number, including Area Code:  (414) 359-3400

                                THOMAS P. LEMKE
                        STRONG CAPITAL MANAGEMENT, INC.
                              100 HERITAGE RESERVE
                       MENOMONEE FALLS, WISCONSIN  53051
                    (Name and Address of Agent for Service)


         Registrant has registered an indefinite amount of securities pursuant to Rule 24f-2 under the Securities Act of 1933; the Registrant's Rule 24f-2 Notice for the ten-month fiscal year ended October 31, 1995 was filed on or about November 16, 1995.

         It is proposed that this filing will become effective (check appropriate box).

          [ ]    immediately upon filing pursuant to paragraph (b) of Rule 485
          [ ]    on (date) pursuant to paragraph (b) of Rule 485
          [ ]    60 days after filing pursuant to paragraph (a)(1) of Rule 485
          [ ]    on (date) pursuant to paragraph (a)(1) of Rule 485
          [ ]    75 days after filing pursuant to paragraph (a)(2) of Rule 485
          [X]    on March 1, 1997 pursuant to paragraph (a)(2) of Rule 485

         If appropriate, check the following box:

          [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

===============================================================================

                     STRONG CONSERVATIVE EQUITY FUNDS, INC.

                             CROSS REFERENCE SHEET

                         STRONG AMERICAN UTILITIES FUND
                           STRONG EQUITY INCOME FUND
                         STRONG GROWTH AND INCOME FUND

         (Pursuant to Rule 481 showing the location in the Prospectus and the Statement of Additional Information of the responses to the Items of Parts A and B of Form N-1A.)

                                                                  CAPTION OR SUBHEADING IN PROSPECTUS OR
                  ITEM NO. ON FORM N-1A                             STATEMENT OF ADDITIONAL INFORMATION
                  ---------------------                             -----------------------------------
PART A - INFORMATION REQUIRED IN PROSPECTUS

1.  Cover Page                                              Cover Page

2.  Synopsis                                                Expenses; Highlights

3.  Condensed Financial Information                         Financial Highlights

4.  General Description of Registrant                       Strong Conservative Equity Funds; Investment
                                                            Objectives and Policies; Implementation of Policies
                                                            and Risks; About the Funds - Organization

5.  Management of the Fund                                  About the Funds - Management; Financial Highlights

5A.  Management's Discussion of Fund Performance            *

6.  Capital Stock and Other Securities                      About the Funds - Organization, - Distributions and
                                                            Taxes; Shareholder Manual - Shareholder Services

7.  Purchase of Securities Being Offered                    Shareholder Manual - How to Buy Shares,
                                                            - Determining Your Share Price, - Shareholder
                                                            Services

8.  Redemption or Repurchase                                Shareholder Manual - How to Sell Shares,
                                                            - Determining Your Share Price, - Shareholder
                                                            Services

9.  Pending Legal Proceedings                               Inapplicable

PART B - INFORMATION REQUIRED IN STATEMENT OF ADDITIONAL INFORMATION


10. Cover Page                                              Cover page

11. Table of Contents                                       Table of  Contents

12. General Information and History                         **

13. Investment Objectives and Policies                      Investment Restrictions; Investment Policies and
                                                            Techniques

14. Management of the Fund                                  Directors and Officers of the Funds

15.  Control Persons and Principal Holders of Securities    Principal Shareholders; Directors and Officers of
                                                            the Funds; Investment Advisor, Subadvisor, and
                                                            Distributor

                                                                  CAPTION OR SUBHEADING IN PROSPECTUS OR
                  ITEM NO. ON FORM N-1A                             STATEMENT OF ADDITIONAL INFORMATION
                  ---------------------                             -----------------------------------
16. Investment Advisory and Other Services                  Investment Advisor, Subadvisor, and Distributor;
                                                            About the Funds - Management (in Prospectus);
                                                            Custodian; Transfer Agent and Dividend-Disbursing
                                                            Agent; Independent Accountants; Legal Counsel

17. Brokerage Allocation and Other Practices                Portfolio Transactions and Brokerage

18. Capital Stock and Other Securities                      Included in Prospectus under the heading About the
                                                            Funds - Organization and in the Statement of
                                                            Additional Information under the heading
                                                            Shareholder Meetings

19. Purchase, Redemption and Pricing of Securities Being    Included in Prospectus under the headings:
    Offered                                                 Shareholder Manual - How to Buy Shares,
                                                            - Determining Your Share Price, - How to Sell
                                                            Shares, - Shareholder Services; and in the
                                                            Statement of Additional Information under the
                                                            headings:  Additional Shareholder Information;
                                                            Investment Advisor, Subadvisor, and Distributor;
                                                            and Determination of Net Asset Value

20. Tax Status                                              Included in Prospectus under the heading About the
                                                            Funds - Distributions and Taxes; and in the
                                                            Statement of Additional Information under the
                                                            heading Taxes

21. Underwriters                                            Investment Advisor, Subadvisor, and Distributor

22. Calculation of Performance Data                         Performance Information

23. Financial Statements                                    Financial Statements

*   Complete answer to Item is contained in Funds' Annual Report
    (Inapplicable with respect to the Strong Equity Income Fund and Strong Growth and Income Fund).
**  Complete answer to Item is contained in Funds' Prospectus.

           Please file this Prospectus Supplement with your records.

                          STRONG ASSET ALLOCATION FUND
                           STRONG EQUITY INCOME FUND
                         STRONG AMERICAN UTILITIES FUND
                            STRONG TOTAL RETURN FUND
                         STRONG GROWTH AND INCOME FUND

                   Supplement to Prospectus dated May 1, 1996

W.H. REAVES & CO., INC.

   The following table sets forth the composite performance data of W.H. Reaves & Co., Inc., the subadvisor (the "Subadvisor") of the Strong American Utilities Fund (the "Utility Fund") relating to the historical performance of actual, fee-paying, discretionary equity accounts and the designated equity portion (including designated cash reserves) of balanced accounts with assets over $1 million (the "Equity Accounts") managed by the Subadvisor, since the dates indicated, that have investment objectives, policies, strategies, and risks substantially similar to those of the Utility Fund. The data is provided to illustrate the past performance of the Subadvisor in managing substantially similar accounts as measured against the Standard & Poor's 500 Stock Index ("S&P 500") and does not represent the performance of the Utility Fund. PERFORMANCE IS HISTORICAL AND DOES NOT REPRESENT THE FUTURE PERFORMANCE OF THE UTILITY FUND OR OF THE SUBADVISOR.
   The Subadvisor's composite performance data shown below was calculated in accordance with the recommended standards of the Association for Investment Management and Research (commonly referred to as AIMR)* retroactively applied for all time periods. All returns presented were calculated on a total return basis and include all dividends and interest, accrued income, and realized and unrealized gains and losses. All returns reflect the deduction of investment management fees, brokerage commissions, and execution costs paid by the Equity Accounts, without provision for federal or state income taxes. Custodial fees, if any, were not included in the calculation. Securities transactions are accounted for on the trade date and accrual accounting is utilized. Cash and equivalents are included in performance returns. The composite's returns are calculated on a time-weighted basis.

---------------

*AIMR is a non-profit membership and education organization with more than 60,000 members worldwide that, among other things, has formulated a set of performance presentation standards for investment advisers. These AIMR performance presentation standards are intended to (i) promote full and fair presentations by investment advisers of their performance results, and (ii) ensure uniformity in reporting so that performance results of investment advisers are directly comparable.

                             ---------------------

                               PROSPECTUS PAGE I-1

   The Equity Accounts that are included in the Subadvisor's composite are not subject to the same type of expenses to which the Utility Fund is subject nor to the diversification requirements, specific tax restrictions, and investment limitations imposed on the Utility Fund by the Investment Company Act of 1940 or Subchapter M of the Internal Revenue Code. Consequently, the performance results for the Subadvisor's composite could have been adversely affected if the Equity Accounts included in the composite had been regulated under the federal security and tax laws.

   The investment results of the Subadvisor's composite presented below have been audited for all periods presented up to June 30, 1994. The Subadvisor has its composite performance audited every three years. The investment results presented are not intended to predict or suggest the future returns of the Utility Fund. Investors should be aware that the use of a methodology different than that used below to calculate performance could result in different performance data.

                 HISTORICAL PERFORMANCE DATA OF THE SUBADVISOR

-----------------------------------------------------------
                        Subadvisor's Equity
    Time Period              Composite           S&P 500(1)
-----------------------------------------------------------
Average Annual Returns
    1 Year                          %               %
    3 Year                          %               %
    5 Year                          %               %
    10 Year                         %               %
    15 Year                         %               %
    1/1/78 - 12/31/96(2)            %               %

Cumulative Returns
    1/1/78 - 12/31/96(2)            %               %

-----------------------------------------------------------

---------------

(1)The S&P 500 Stock Index is an unmanaged index generally representative of the U.S. stock market. The index does not reflect investment management fees, brokerage commissions, and other expenses associated with investing in equity securities.

(2)The Subadvisor's Equity Composite began on January 1, 1978.



            The date of this Prospectus Supplement is March 1, 1997.

                             ---------------------
                              PROSPECTUS PAGE I-2

                                     PART A

                                   PROSPECTUS

                        STRONG CONSERVATIVE EQUITY FUNDS

Incorporated by Reference to the Registrant's Post-Effective Amendment No. 7 to the Registration Statement on Form N-1A (File No. 33-61358), which was filed with the Securities and Exchange Commission on or about February 26, 1996; as supplemented by Registrant's 497 Filing dated March 6, 1996 (Edgar Reference 0000950137-96-000175).

                                     PART B

                                      SAI

                        STRONG CONSERVATIVE EQUITY FUNDS

Incorporated by Reference to the Registrant's Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A (File No. 33-61358), which was filed with the Securities and Exchange Commission on or about June 26, 1996 (EDGAR Reference 0000950124-96-002840).

                                 ANNUAL REPORT


                         STRONG AMERICAN UTILITIES FUND

         Incorporated by Reference to the Fund's Annual Report filed on Form N-30D (File No. 33-25399), which was filed with the Securities and Exchange Commission on or about February 21, 1996 (Edgar Reference No.
0000950137-96-000106).

                          STRONG ASSET ALLOCATION FUND

         Incorporated by Reference to the Fund's Annual Report filed on Form N-30D (File No. 33-25399), which was filed with the Securities and Exchange Commission on or about February 21, 1996 (Edgar Reference No.
0000950137-96-000106).

                            STRONG TOTAL RETURN FUND

         Incorporated by Reference to the Fund's Annual Report filed on Form N-30D (File No. 33-25399), which was filed with the Securities and Exchange Commission on or about February 21, 1996 (Edgar Reference No.
0000950137-96-000106).

                               SEMI-ANNUAL REPORT


                           STRONG EQUITY INCOME FUND

         Incorporated by Reference to the Fund's Semi-Annual Report filed on Form N-30D (File No. 33-70764), which was filed with the Securities and Exchange Commission on or about August 23, 1996 (Edgar Reference No. 0000842791-96-000084).

                         STRONG GROWTH AND INCOME FUND

         Incorporated by Reference to the Fund's Semi-Annual Report filed on Form N-30D (File No. 33-70764), which was filed with the Securities and Exchange Commission on or about August 23, 1996 (Edgar Reference No. 0000842791-96-000084).

                     STRONG CONSERVATIVE EQUITY FUNDS, INC.

                                     PART C
                               OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

         (a)     Financial Statements

                 (1) Strong American Utilities Fund (all included or incorporated by reference in Parts A & B) (Audited)

                          Schedules of Investments in Securities
                          Statements of Operations
                          Statements of Assets and Liabilities
                          Statements of Changes in Net Assets
                          Notes to Financial Statements
                          Financial Highlights
                          Report of Independent Accountants

                 (2) Strong Equity Income Fund and Strong Growth and Income Fund (all included or incorporated by reference in Parts A & B) (Unaudited)

                          Schedule of Investments in Securities
                          Statement of Operations
                          Statement of  Assets and Liabilities
                          Statement of Changes in Net Assets
                          Notes to Financial Statements
                          Financial Highlights

         (b)     Exhibits
                 (1)      Articles of Incorporation dated July 31, 1996
                 (2)      Bylaws dated October 20, 1995(2)
                 (3)      Inapplicable
                 (4)      Specimen Stock Certificate(2)
                 (5)      Investment Advisory Agreement(2)
                 (5.1)    Subadvisory Agreement (American Utilities) (3)
                 (6)      Distribution Agreement(2)
                 (7)      Inapplicable
                 (8.1)    Custody Agreement(4)
                 (8.2)    Global Custody Agreement(4)
                 (9)      Shareholder Servicing Agent Agreement(2)
                 (10)     Inapplicable
                 (11)     Consent of Auditor
                 (12)     Inapplicable
                 (13)     Inapplicable
                 (14.1)   Prototype Defined Contribution Retirement Plan - No.
                          1(3)
                 (14.1.1) Prototype Defined Contribution Retirement Plan - No.
                          2(3)
                 (14.2)   Individual Retirement Custodial Account(3)
                 (14.3)   Section 403(b)(7) Retirement Plan(3)
                 (14.4)   Simplified Employee Pension Plan Brochure(4)
                 (15)     Inapplicable
                 (16)     Computation of Performance Figures
                 (17)     Financial Data Schedule
                 (19)     Power of  Attorney dated December 27, 1996

           (21.1)   Code of Ethics for Access Persons dated October 18, 1996
           (21.2)   Code of Ethics for Non-Access Persons dated October 18, 1996
___________________________________________

 (1) Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-1A of Registrant filed on or about April 24, 1995.

 (2) Incorporated herein by reference to Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A of Registrant filed on or about December 13, 1995.

 (3) Incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-1A of Registrant filed on or about February 26, 1996.

 (4) Incorporated herein by reference to Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A of the Registrant filed on or about June 26, 1996.

Item 25.  Persons Controlled by or under Common Control with Registrant

         Registrant neither controls any person nor is under common control with any other person.

Item 26.  Number of Holders of Securities

                                                                    Number of Record Holders
                          Title of Class                                as of February 28, 1996
                          --------------                                -------------------------
                 Common Stock, $.00001 par value

           Strong American Utilities Fund                                        ___
           Strong Equity Income Fund                                             ___
           Strong Growth and Income Fund                                         ___


Item 27.  Indemnification

         Officers and directors are insured under a joint errors and omissions insurance policy underwritten by American International Group, First State Insurance Company, Chubb Group, and Gulf Insurance Companies in the aggregate amount of $40,000,000, subject to certain deductions. Pursuant to the authority of the Wisconsin Business Corporation Law, Article VII of Registrant's Bylaws provides as follows:

         ARTICLE VII.  INDEMNIFICATION OF OFFICERS AND DIRECTORS

                 SECTION 7.01 Mandatory Indemnification. The Corporation shall indemnify, to the full extent permitted by the WBCL, as in effect from time to time, the persons described in Sections 180.0850 through
         180.0859 (or any successor provisions) of the WBCL or other provisions of the law of the State of Wisconsin relating to indemnification of directors and officers, as in effect from time to time. The indemnification afforded such persons by this section shall not be exclusive of other rights to which they may be entitled as a matter of law.

                 SECTION 7.02. Permissive Supplementary Benefits. The Corporation may, but shall not be required to, supplement the right of indemnification under Section 7.01 by (a) the purchase of insurance on behalf of any one or more of such persons, whether or not the Corporation would be obligated to indemnify such person under Section 7.01; (b) individual or group indemnification agreements with any one or more of such persons; and (c) advances for related expenses of such a person.

                 SECTION 7.03. Amendment. This Article VII may be amended or repealed only by a vote of the shareholders and not by a vote of the Board of Directors.

                 SECTION 7.04. Investment Company Act. In no event shall the Corporation indemnify any person hereunder in contravention of any provision of the Investment Company Act.

Item 28.  Business and Other Connections of Investment Advisor

         The information contained under "About the Funds - Management" in the Prospectus and under "Directors and Officers of the Funds" and "Investment Advisor, Subadvisor, and Distributor" in the Statement of Additional Information is hereby incorporated by reference pursuant to Rule 411 under the Securities Act of 1933.

Item 29.  Principal Underwriters

         (a) Strong Funds Distributors, Inc., principal underwriter for Registrant, also serves as principal underwriter for Strong Advantage Fund, Inc.; Strong Asia Pacific Fund, Inc.; Strong Asset Allocation Fund, Inc.; Strong Common Stock Fund, Inc.; Strong Corporate Bond Fund, Inc.; Strong Discovery Fund, Inc.; Strong Equity Funds, Inc.; Strong Government Securities Fund, Inc.; Strong Heritage Reserve Series, Inc.; Strong High-Yield Municipal Bond Fund, Inc.; Strong Income Funds, Inc.; Strong Institutional Funds, Inc.; Strong International Bond Fund, Inc.; Strong International Stock Fund, Inc.; Strong Money Market Fund, Inc.; Strong Municipal Bond Fund, Inc.; Strong Municipal Funds, Inc.; Strong Opportunity Fund, Inc.; Strong Schafer Value Fund, Inc.; Strong Short-Term Bond Fund, Inc.; Strong Short-Term Global Bond Fund, Inc.; Strong Short-Term Municipal Bond Fund, Inc.; Strong Special Fund II, Inc.; Strong Total Return Fund, Inc.; and Strong Variable Insurance Funds, Inc.

         (b) The information contained under "About the Funds - Management" in the Prospectus and under "Directors and Officers of the Funds" and "Investment Advisor, Subadvisor, and Distributor" in the Statement of Additional Information is hereby incorporated by reference pursuant to Rule 411 under the Securities Act of 1933.

         (c)  None

Item 30.  Location of Accounts and Records

         All accounts, books, or other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the physical possession of Registrant's Vice President, Thomas P. Lemke, at Registrant's corporate offices, 100 Heritage Reserve, Menomonee Falls, Wisconsin 53051.

Item 31.  Management Services

         All management-related service contracts entered into by Registrant are discussed in Parts A and B of this Registration Statement.

Item 32.  Undertakings

         (a)  Inapplicable.

         (b)  Inapplicable.

         (c) The Registrant undertakes to furnish to each person to whom a prospectus is delivered, upon request and without charge, a copy of Strong American Utilities Fund's latest annual report to shareholders.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereto duly authorized, in the Village of Menomonee Falls, and State of Wisconsin on the 27th day of December, 1996.

                                      STRONG CONSERVATIVE EQUITY FUNDS, INC.
                                      (Registrant)


                                      BY: /s/ John Dragisic
                                          --------------------------------------
                                          John Dragisic, President


         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date indicated.

                   NAME                                      TITLE                              DATE
                   ----                                      -----                              ----
                                            President (Principal Executive Officer
                                            and acting Principal Financial and           December 27, 1996
/s/ John Dragisic                           Accounting Officer) and a Director
-------------------------------------
John Dragisic


/s/ Richard S. Strong                       Chairman of the Board and a Director         December 27, 1996
-------------------------------------
Richard S. Strong


                                            Director                                     December 27, 1996
-------------------------------------
Marvin E. Nevins*


                                            Director                                     December 27, 1996
-------------------------------------
Willie D. Davis*


                                            Director                                     December 27, 1996
-------------------------------------
William F. Vogt*


                                            Director                                     December 27, 1996
-------------------------------------
Stanley Kritzik*


* John S. Weitzer signs this document pursuant to powers of attorney filed with this Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A.


                                      By:  /s/ John S. Weitzer
                                           ---------------------------------
                                           John S. Weitzer, Vice President

                                 EXHIBIT INDEX

                                                                                     EDGAR
 Exhibit No.                                     Exhibit                          Exhibit No.
 -----------                                     -------                          -----------
(1)            Articles of Incorporation                                          EX-99.B1

(11)           Consent of Auditor                                                 EX-99.B11

(19)           Power of Attorney                                                  EX-99.B19

(21.1)         Code of Ethics for Access Persons                                  EX-99.B21.1

(21.2)         Code of Ethics for Non-Access Persons                              EX-99.B21.2